Inventories	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Inventory Disclosure [Abstract]
Inventories
Note 5.	Inventories

	June 30, 2013	December 31, 2012
Raw materials and components	$3,906	$4,892
Work in process	3,536	2,098
Finished goods	1,323	495

	$8,765	$7,485

At June 30, 2013 and December 31, 2012, the allowance for slow-moving and obsolete inventories was approximately $859 and $891, respectively, and has been reflected as a reduction to inventories (raw materials and components).

Note 3. Inventories

Inventories consist of the following at December 31:

	2012	2011
Raw materials and components	$4,892	$2,137
Work in process	2,098	1,694
Finished goods	495	600

	$7,485	$4,431

At December 31, 2012 and 2011, the allowance for slow-moving and obsolete inventories was approximately $891 and $1,401, respectively, and has been reflected as a reduction to inventories.